Cover	9 Months Ended
Feb. 28, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On May 5, 2026, ChronoScale Corporation (f/k/a Ekso Bionics Holdings, Inc.) (the “Company”), a Nevada corporation, consummated the previously announced business combination transaction (the “Business Combination”) by and among the Company, APLD Intermediate HoldCo LLC, a Delaware limited liability company (“APLD Intermediate”), APLD ChronoScale HoldCo LLC, a Delaware limited liability company and a wholly owned subsidiary of APLD Intermediate (“Contributor”), each a wholly owned direct or indirect subsidiary of Applied Digital Corporation, a Nevada corporation (“Applied Parent”), and Applied Digital Cloud Corporation, a Nevada corporation (“Cloud”), a wholly owned indirect subsidiary of Applied Parent and a direct subsidiary of Contributor as of immediately prior to Closing (as defined below). Upon the Closing, the Company changed its name to “ChronoScale Corporation” and Cloud became a wholly owned subsidiary of the Company. Upon the closing of the Business Combination on May 5, 2026 (the “Closing”), the Company filed a Form 8-K/A (“Amendment No. 1”) which amended and restated the Form 8-K originally filed by the Company on May 4, 2026 (the “Original Form 8-K”). At the time of the filing of Amendment No. 1, the Company stated that it intended to file the required financial statements and pro forma financial information associated with the Business Combination within 71 days from the date that Amendment No. 1 was required to be filed. By this Amendment No. 2 to the Original Form 8-K (“Amendment No. 2”), the Company is amending and supplementing Item 9.01 thereof to include the required financial statements and pro forma financial information and the supplemental disclosure described in Item 8.01 of this Amendment No. 2, which are filed as exhibits hereto and are incorporated herein by reference.
Document Period End Date	Feb. 28, 2026
Entity File Number	001-37854
Entity Registrant Name	CHRONOSCALE CORPORATION
Entity Central Index Key	0001549084
Entity Tax Identification Number	99-0367049
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3811 Turtle Creek Blvd. Suite 2100
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75219
City Area Code	214
Local Phone Number	427-1704
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CHRN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false